CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Jul. 22, 2023	Jul. 21, 2023	Jan. 06, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1,558		$ 5,158	$ 5,158			$ 31,200	$ 9,746
Prepaid expenses and other current assets	940		1,064	1,064				92
Total current assets	2,498		6,222	6,222				9,838
Property and equipment, net	307		332	332				431
Operating lease right-of-use asset	198		262	262				475
Other assets	29		29	29				34
Total assets	3,032		6,845	6,845				10,778
Current liabilities:
Accounts payable	6,523		3,388	3,388				7,805
Accrued clinical trials expenses	984		5,128	5,128				2,051
Accrued compensation	1,338		943	943				1,112
Forward purchase agreements liquidated damages	3,000
Other accrued expenses	4,112		3,590	3,590				740
Current portion of convertible notes at fair value, including related party amount of $0 and $38,834 at September 30, 2023 and December 31, 2022, respectively								70,866
Total current liabilities	15,957		13,049	13,049				82,574
Convertible notes at fair value, including related party amount of $5,087 and $0, at March 31, 2024 and December 31, 2023, respectively	5,087							60,426
Operating lease liability								242
Warrant liability	12,000		1,447	1,447						$ 800
Contingent consideration liability	168,119		104,350	104,350
Embedded forward purchase agreements and derivative liabilities	250		41,043	41,043
Total liabilities	201,413		159,889	159,889				143,242
Commitments and contingencies
Convertible preferred stock issuable in series, $0.0001 par value; 44,666,035 shares authorized as of December 31, 2022; 21,257,708 shares issued and outstanding at December 31, 2022; liquidation preference of $141,920 at December 31, 2022								137,949
Stockholders' Deficit:
Class A common stock, $0.0001 par value; 500,000,000 shares authorized at March 31, 2024 and December 31, 2023, and 38,120,288 and 37,159,600 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	4		4	4				14
Additional paid-in capital	393,235		381,264	381,264				187,348
Subscription receivables			(60,710)	(60,710)
Accumulated deficit	(591,620)		(473,602)	(473,602)				(474,839)
Non-controlling interest								17,087
Total stockholders' deficit	(198,381)	$ (286,692)	(153,044)	(153,044)	$ 167,144	$ (310,820)		(270,413)	$ (223,824)
Total liabilities and stockholders' deficit	$ 3,032		$ 6,845	$ 6,845				$ 10,778
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	Successor	Successor